Segmental analysis - Results by Geographical Area (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of geographical areas [line items]
Sales and other operating revenues	$ 241,392	$ 157,739	$ 105,944
Production and similar taxes	2,325	1,308	695
Non-current assets	149,381	163,188	161,279
US
Disclosure of geographical areas [line items]
Sales and other operating revenues	71,118	53,748	27,413
Production and similar taxes	194	108	57
Non-current assets	60,237	54,395	52,493
Non-US
Disclosure of geographical areas [line items]
Sales and other operating revenues	170,274	103,991	78,531
Production and similar taxes	2,131	1,200	638
Non-current assets	89,144	108,793	108,786
United Kingdom
Disclosure of geographical areas [line items]
Sales and other operating revenues	36,541	11,248	13,836
Non-current assets	$ 24,813	$ 19,530	$ 19,583